4. SIGNIFICANT ACCOUNTING POLICIES: d) Property, plant and equipment: Schedule of Depreciation (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Depreciation
Building and improvements	10 - 20 years	Straight-line
Machinery and equipment	4 - 20 years	Straight-line
Right of use assets	lesser of lease term or 2 years	Straight-line